Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease (Details) [Line Items]
Lease termination losses	¥ 94,022	¥ 168,722
Minimum [Member]
Lease (Details) [Line Items]
Real estate leases	2 years
Maximum [Member]
Lease (Details) [Line Items]
Real estate leases	20 years